Victory Pioneer Securitized Income Fund
Schedule of Investments | October 31, 2025

Schedule of Investments  |  10/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 109.2%
	Asset Backed Securities — 37.0% of Net Assets
240,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	$ 240,911
310,828	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	321,911
504,935	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	517,253
647,559	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class F, 9.892%, 5/17/32 (144A)	667,969
1,226,964	Ally Bank Auto Credit-Linked Notes Series, Series 2025-A, Class F, 6.942%, 6/15/33 (144A)	1,226,714
700,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	716,744
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	399,042
100,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	104,285
464,860	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	467,778
655,000	Ascent Career Funding Trust, Series 2024-1A, Class B, 9.73%, 10/25/32 (144A)	672,741
200,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	208,998
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	332,665
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.08%, 2/20/28 (144A)	821,578
990,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	1,002,417
149,740(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 6.933% (SOFR30A + 275 bps), 6/25/47 (144A)	150,995
370,141	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	370,681
1,320,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	1,420,236
235,000	BHG Securitization Trust, Series 2023-A, Class B, 6.35%, 4/17/36 (144A)	237,393
150,000	BHG Securitization Trust, Series 2023-B, Class C, 8.15%, 12/17/36 (144A)	156,498
250,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	255,202
1Victory Pioneer Securitized Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
356,344	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	$ 340,893
480,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	486,676
236,249	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	233,699
1,400,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.66%, 4/12/32 (144A)	1,396,717
1,192,142(b)	Cascade MH Asset Trust, Series 2022-MH1, Class B1, 8.00%, 8/25/54 (144A)	1,060,184
200,000(b)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	195,762
600,000(b)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	569,771
1,167,500(b)	CFMT LLC, Series 2024-HB13, Class M4, 3.00%, 5/25/34 (144A)	1,104,846
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	204,856
290,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	293,890
1,160,000	CPS Auto Receivables Trust, Series 2024-B, Class E, 8.36%, 11/17/31 (144A)	1,202,098
200,909	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	199,181
1,013,382	Elara Hgv Timeshare Issuer LLC, Series 2025-A, Class D, 6.91%, 1/25/40 (144A)	1,010,684
322,992	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	323,164
2,140,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	2,092,333
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	202,578
1,505,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	1,621,271
1,320,000	Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98%, 10/15/31 (144A)	1,377,550
2,637,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class E, 7.84%, 10/15/31 (144A)	2,739,571
1,480,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	1,527,595
2,130,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	2,180,306
2,090,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48%, 9/15/32 (144A)	2,136,037
Victory Pioneer Securitized Income Fund | 10/31/252

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,640,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81%, 10/15/32 (144A)	$ 2,697,965
1,390,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class E, 7.52%, 12/15/32 (144A)	1,405,428
503,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	471,947
816,000	FHF Issuer Trust, Series 2025-1A, Class D, 5.95%, 6/15/32 (144A)	768,911
113,748(b)	FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 11/25/53 (144A)	116,454
936,441(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	950,462
1,790,000(b)	FIGRE Trust, Series 2025-HE6, Class A, 5.044%, 9/25/55 (144A)	1,787,390
175,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	178,696
65,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.31%, 3/15/29 (144A)	66,536
1,170,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	1,216,100
2,626,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	2,677,789
2,500,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class E, 7.51%, 8/15/31 (144A)	2,571,917
1,050,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class E, 7.19%, 3/15/32 (144A)	1,063,554
1,270,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,315,691
250,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.458% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	248,760
1,300,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class E, 8.65%, 3/25/60 (144A)	1,343,547
2,460,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class E, 7.79%, 6/25/60 (144A)	2,492,170
750,000(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class M3, 6.633% (SOFR30A + 245 bps), 10/25/55 (144A)	751,771
584,172(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.50% (SOFR30A + 225 bps), 12/25/51 (144A)	588,152
760,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class D, 8.55%, 12/26/29 (144A)	771,625
181,237	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	186,065
3Victory Pioneer Securitized Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
200,000(c)	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	$ 5,000
320,455	Home Partners of America Trust, Series 2019-1, Class E, 3.604%, 9/17/39 (144A)	310,512
121,114(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 7.334% (SOFR30A + 315 bps), 5/20/32 (144A)	122,080
1,484,641(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2025-2, Class D, 7.434% (SOFR30A + 325 bps), 9/20/33 (144A)	1,479,666
188,781(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.884% (SOFR30A + 170 bps), 3/20/54 (144A)	189,494
565,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.884% (SOFR30A + 265 bps), 11/15/27 (144A)	565,265
1,700,000(a)	Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 0.01% (SOFR30A + 220 bps), 10/15/29 (144A)	1,699,980
400,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	403,209
250,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	250,086
1,000,000	Libra Solutions LLC, Series 2025-1A, Class C, 9.90%, 8/15/39 (144A)	999,902
380,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	383,663
410,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	412,755
680,000	MMP Capital LLC, Series 2025-A, Class C, 8.41%, 12/15/31 (144A)	696,423
890,000	MPOWER Education Trust, Series 2025-A, Class C, 10.84%, 7/21/42 (144A)	851,297
275,442(a)	Newtek Small Business Loan Trust, Series 2022-1, Class A, 6.55% (PRIME - 70 bps), 10/25/49 (144A)	277,249
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	214,712
620,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	633,367
500,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	513,730
570,000	NMEF Funding LLC, Series 2025-A, Class D, 8.07%, 7/15/32 (144A)	577,860
1,000,000	NMEF Funding LLC, Series 2025-B, Class E, 7.66%, 1/18/33 (144A)	1,000,274
Victory Pioneer Securitized Income Fund | 10/31/254

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
410,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	$ 422,847
310,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	321,257
350,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	351,679
640,000	Oportun Issuance Trust, Series 2024-2, Class C, 6.61%, 2/9/32 (144A)	645,276
700,000	Oportun Issuance Trust, Series 2024-2, Class D, 10.47%, 2/9/32 (144A)	727,886
124,403	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	120,691
990,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	997,251
259,830	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	265,820
250,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	256,018
175,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.08%, 8/15/28 (144A)	177,594
220,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.71%, 8/15/29 (144A)	227,545
1,900,000	Prestige Auto Receivables Trust, Series 2023-2A, Class E, 9.90%, 11/15/30 (144A)	2,003,339
1,200,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	1,198,595
970,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	948,602
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	196,250
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	96,759
280,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	281,447
300,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	303,749
2,620,000	RCKT Trust, Series 2025-1A, Class E, 7.12%, 7/25/34 (144A)	2,633,847
2,420,000	RCKTL, Series 2025-2A, Class E, 7.83%, 11/27/34 (144A)	2,411,770
276,086(b)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	286,093
5Victory Pioneer Securitized Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
699,000(a)	Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class M3, 7.133% (SOFR30A + 295 bps), 6/25/55 (144A)	$ 699,660
520,402	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	526,936
352,666	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	358,368
576,496	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	586,306
481,021	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	481,036
100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	101,024
560,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	557,939
230,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	240,861
400,000(a)	STAR Trust, Series 2022-SFR3, Class D, 6.582% (1 Month Term SOFR + 255 bps), 5/17/39 (144A)	400,289
343,331	Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44 (144A)	366,781
390,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	396,867
500,000(c)	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	401,781
340,000(c)	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	147,658
1,310,000(c)	Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 4/15/31 (144A)	242,312
600,000(c)	Tricolor Auto Securitization Trust, Series 2025-1A, Class E, 10.37%, 4/15/32 (144A)	48,041
870,000(c)	Tricolor Auto Securitization Trust, Series 2025-2A, Class E, 8.35%, 4/15/31 (144A)	106,385
400,000(c)	Tricolor Auto Securitization Trust, Series 2025-2A, Class F, 11.23%, 3/15/32 (144A)	36,178
520,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 6.032% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	521,670
1,060,000	Upstart Securitization Trust, Series 2025-2, Class D, 8.00%, 6/20/35 (144A)	1,078,580
1,050,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	1,074,980
1,570,000	Veros Auto Receivables Trust, Series 2025-1, Class D, 8.79%, 5/17/32 (144A)	1,609,792
Victory Pioneer Securitized Income Fund | 10/31/256

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,255,000	VFI ABS LLC, Series 2025-1A, Class D, 7.69%, 4/26/32 (144A)	$ 3,271,099
463,212(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	468,140
2,450,000(d)	Vista Point Securitization Trust, Series 2025-CES3, Class A1, 5.297%, 11/25/55 (144A)	2,443,571
331,300	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	337,046
330,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	337,462
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	356,409
	Total Asset Backed Securities (Cost $102,454,452)	$100,120,613

	Collateralized Mortgage Obligations—42.0% of Net Assets
460,000(b)	A&D Mortgage Trust, Series 2023-NQM4, Class B1, 8.055%, 9/25/68 (144A)	$ 465,273
900,000(b)	A&D Mortgage Trust, Series 2024-NQM4, Class B1B, 7.992%, 8/25/69 (144A)	906,804
470,000(b)	A&D Mortgage Trust, Series 2024-NQM5, Class B1A, 7.70%, 11/25/69 (144A)	481,281
356,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 8.033% (SOFR30A + 385 bps), 9/25/31 (144A)	368,117
450,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 7.383% (SOFR30A + 320 bps), 8/25/34 (144A)	454,029
680,000(b)	BRAVO Residential Funding Trust, Series 2023-NQM7, Class B1, 7.899%, 9/25/63 (144A)	686,270
530,000	BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 2/25/64 (144A)	538,950
630,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM3, Class B1, 8.10%, 3/25/64 (144A)	643,504
620,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B1, 7.379%, 6/25/64 (144A)	629,878
790,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B2, 8.082%, 6/25/64 (144A)	797,233
660,000(b)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	625,718
610,000(b)	CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 6/25/34 (144A)	581,253
800,000(b)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	761,394
7Victory Pioneer Securitized Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,160,000(b)	COLT Mortgage Loan Trust, Series 2024-4, Class B1, 7.823%, 7/25/69 (144A)	$ 1,185,250
1,370,000(b)	COLT Mortgage Loan Trust, Series 2024-5, Class B1, 7.297%, 8/25/69 (144A)	1,384,546
840,000(b)	COLT Mortgage Loan Trust, Series 2024-6, Class B1, 7.495%, 11/25/69 (144A)	854,838
970,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.547% (SOFR30A + 336 bps), 1/25/40 (144A)	994,216
1,240,000(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.297% (SOFR30A + 311 bps), 1/25/40 (144A)	1,266,151
3,220,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.183% (SOFR30A + 600 bps), 10/25/41 (144A)	3,346,804
1,422,000(a)	Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2, 10.383% (SOFR30A + 620 bps), 11/25/41 (144A)	1,483,818
1,510,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.683% (SOFR30A + 550 bps), 12/25/41 (144A)	1,571,753
3,420,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.183% (SOFR30A + 600 bps), 12/25/41 (144A)	3,580,157
2,650,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 11.833% (SOFR30A + 765 bps), 1/25/42 (144A)	2,826,766
2,470,000(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 13.683% (SOFR30A + 950 bps), 3/25/42 (144A)	2,719,713
500,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1, 8.683% (SOFR30A + 450 bps), 4/25/42 (144A)	523,065
3,340,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.183% (SOFR30A + 700 bps), 4/25/42 (144A)	3,590,599
610,000(a)	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1B2, 14.783% (SOFR30A + 1,060 bps), 5/25/42 (144A)	688,501
1,450,000(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 8.183% (SOFR30A + 400 bps), 1/25/44 (144A)	1,535,289
Victory Pioneer Securitized Income Fund | 10/31/258

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
510,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 6.683% (SOFR30A + 250 bps), 2/25/44 (144A)	$ 521,725
540,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 7.883% (SOFR30A + 370 bps), 2/25/44 (144A)	568,350
430,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.133% (SOFR30A + 195 bps), 3/25/44 (144A)	432,687
1,825,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, 6.383% (SOFR30A + 220 bps), 5/25/44 (144A)	1,841,017
1,000,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, 5.833% (SOFR30A + 165 bps), 5/25/44 (144A)	1,005,640
680,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2B1, 6.183% (SOFR30A + 200 bps), 7/25/44 (144A)	681,705
825,211(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.333% (SOFR30A + 115 bps), 9/25/44 (144A)	828,050
156,817(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.233% (SOFR30A + 105 bps), 9/25/44 (144A)	156,817
800,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 5.783% (SOFR30A + 160 bps), 9/25/44 (144A)	801,504
290,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.433% (SOFR30A + 425 bps), 4/25/34 (144A)	297,707
240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.133% (SOFR30A + 395 bps), 9/26/33 (144A)	246,942
74,384(b)	FARM Mortgage Trust, Series 2021-1, Class B, 3.231%, 7/25/51 (144A)	57,851
700,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 11.933% (SOFR30A + 775 bps), 1/25/51 (144A)	769,801
250,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.183% (SOFR30A + 400 bps), 11/25/51 (144A)	259,103
298,280(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	292,922
9Victory Pioneer Securitized Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
892,003(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	$ 873,242
832,325(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	809,256
231,990(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	227,941
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA1, Class B2, 9.397% (SOFR30A + 521 bps), 1/25/50 (144A)	1,118,200
650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 8.933% (SOFR30A + 475 bps), 1/25/51 (144A)	720,565
1,800,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.683% (SOFR30A + 550 bps), 1/25/34 (144A)	2,154,359
720,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.183% (SOFR30A + 500 bps), 8/25/33 (144A)	840,600
260,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.633% (SOFR30A + 545 bps), 12/25/33 (144A)	307,609
480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.683% (SOFR30A + 250 bps), 1/25/42 (144A)	488,263
635,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class B1, 9.833% (SOFR30A + 565 bps), 4/25/42 (144A)	673,500
2,500,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class B2, 13.933% (SOFR30A + 975 bps), 4/25/42 (144A)	2,775,817
3,410,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1B, 7.533% (SOFR30A + 335 bps), 6/25/43 (144A)	3,537,616
520,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 5.983% (SOFR30A + 180 bps), 8/25/44 (144A)	523,578
1,290,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class A1, 5.087% (SOFR30A + 90 bps), 10/25/45 (144A)	1,290,403
Victory Pioneer Securitized Income Fund | 10/31/2510

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,710,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class M1, 5.287% (SOFR30A + 110 bps), 10/25/45 (144A)	$ 2,711,694
290,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M2, 5.833% (SOFR30A + 165 bps), 2/25/45 (144A)	290,547
1,810,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2018-HQA2, Class B2, 15.297% (SOFR30A + 1,111 bps), 10/25/48 (144A)	2,265,805
434,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.447% (SOFR30A + 826 bps), 7/25/49 (144A)	489,591
350,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.547% (SOFR30A + 636 bps), 10/25/49 (144A)	388,868
2,320,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR1, Class B2, 12.647% (SOFR30A + 846 bps), 1/25/48 (144A)	2,753,015
1,950,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.271% (SOFR30A + 491 bps), 9/25/47 (144A)	2,096,402
580,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.297% (SOFR30A + 511 bps), 11/25/47 (144A)	630,873
5,545,028(b)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.204%, 6/1/51 (144A)	67,997
510,000(b)	GCAT Trust, Series 2021-CM1, Class M1, 3.276%, 4/25/65 (144A)	454,358
1,980,000(b)	GCAT Trust, Series 2023-NQM2, Class B1, 6.921%, 11/25/67 (144A)	1,972,453
160,000(b)	GCAT Trust, Series 2024-NQM1, Class B1, 7.898%, 1/25/59 (144A)	162,464
175,000(a)	Home Re, Ltd., Series 2022-1, Class B1, 13.183% (SOFR30A + 900 bps), 10/25/34 (144A)	194,156
825,000(b)	HOMES Trust, Series 2024-NQM1, Class B1A, 7.352%, 7/25/69 (144A)	837,126
3,455,125(b)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.233%, 7/25/51 (144A)	44,238
205,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.269%, 9/25/56 (144A)	161,903
1,130,000(d)	Imperial Fund Mortgage Trust, Series 2022-NQM5, Class B1, 6.25%, 8/25/67 (144A)	1,126,031
11Victory Pioneer Securitized Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
940,000(b)	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1, 8.087%, 2/25/68 (144A)	$ 939,897
7,121,801(b)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.113%, 12/25/51 (144A)	45,258
716,479(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B4, 2.827%, 12/25/51 (144A)	561,127
6,029,235(b)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.113%, 12/25/51 (144A)	37,984
222,811(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 5.983% (SOFR30A + 180 bps), 3/25/51 (144A)	221,805
820,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	824,043
1,510,000(d)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	1,519,514
1,520,000(d)	LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29 (144A)	1,532,940
300,000(d)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	301,598
410,000(b)	MFA Trust, Series 2024-NQM2, Class B1A, 6.783%, 8/25/69 (144A)	411,026
1,910,000(b)	MFA Trust, Series 2024-NQM2, Class B1B, 7.29%, 8/25/69 (144A)	1,906,575
1,480,000(b)	MFRA Trust, Series 2024-NQM3, Class B1, 7.614%, 12/25/69 (144A)	1,499,284
1,920,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.379%, 9/25/68 (144A)	1,917,066
1,580,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class B1, 7.819%, 12/25/68 (144A)	1,599,685
248,668(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.547% (SOFR30A + 336 bps), 10/25/49 (144A)	252,348
432,991(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.047% (SOFR30A + 386 bps), 3/25/50 (144A)	440,316
129,438(b)	New Residential Mortgage Loan Trust, Series 2017-4A, Class B4, 5.16%, 5/25/57 (144A)	123,696
150,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class B1, 9.683% (SOFR30A + 550 bps), 10/25/33 (144A)	152,705
300,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 8.583% (SOFR30A + 440 bps), 4/25/34 (144A)	305,647
Victory Pioneer Securitized Income Fund | 10/31/2512

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
170,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	$ 166,137
230,000(b)	PRKCM Trust, Series 2023-AFC3, Class B1, 7.76%, 9/25/58 (144A)	231,675
1,020,000(b)	PRPM, Series 2024-NQM3, Class B1, 7.411%, 8/25/69 (144A)	1,030,890
390,000(b)	PRPM Trust, Series 2023-NQM2, Class B1, 6.90%, 8/25/68 (144A)	390,389
1,430,000(b)	PRPM Trust, Series 2025-NQM1, Class B1, 7.782%, 11/25/69 (144A)	1,454,200
1,575,000(b)	PRPM Trust, Series 2025-NQM2, Class B1, 7.863%, 4/25/70 (144A)	1,608,969
100,495(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 6.883% (SOFR30A + 270 bps), 7/25/33 (144A)	100,890
300,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 8.533% (SOFR30A + 435 bps), 7/25/33 (144A)	309,001
79,463(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.183% (SOFR30A + 200 bps), 9/25/34 (144A)	79,508
360,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 7.083% (SOFR30A + 290 bps), 9/25/34 (144A)	362,502
185,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	185,920
170,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	171,576
600,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.797% (SOFR30A + 1,061 bps), 2/25/47 (144A)	731,682
250,000(b)	Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62 (144A)	246,238
200,000(a)	Triangle Re, Ltd., Series 2021-3, Class M2, 7.933% (SOFR30A + 375 bps), 2/25/34 (144A)	202,827
290,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1B, 9.433% (SOFR30A + 525 bps), 11/25/33 (144A)	303,259
893,000(b)	Verus Securitization Trust, Series 2023-3, Class B1, 7.723%, 3/25/68 (144A)	894,725
1,990,000(b)	Verus Securitization Trust, Series 2023-3, Class B2, 7.723%, 3/25/68 (144A)	1,986,429
1,030,000(b)	Verus Securitization Trust, Series 2023-4, Class B1, 8.056%, 5/25/68 (144A)	1,033,696
560,000(b)	Verus Securitization Trust, Series 2023-5, Class B2, 7.988%, 6/25/68 (144A)	561,694
2,620,000(b)	Verus Securitization Trust, Series 2023-6, Class B1, 7.781%, 9/25/68 (144A)	2,642,954
13Victory Pioneer Securitized Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
550,000(b)	Verus Securitization Trust, Series 2023-7, Class B1, 7.883%, 10/25/68 (144A)	$ 556,018
920,000(b)	Verus Securitization Trust, Series 2023-8, Class B1, 8.079%, 12/25/68 (144A)	934,637
530,000(b)	Verus Securitization Trust, Series 2023-INV3, Class B1, 8.176%, 11/25/68 (144A)	537,426
730,000(b)	Verus Securitization Trust, Series 2023-INV3, Class B2, 8.176%, 11/25/68 (144A)	732,500
170,000(b)	Verus Securitization Trust, Series 2024-1, Class B1, 7.909%, 1/25/69 (144A)	172,606
1,100,000(b)	Verus Securitization Trust, Series 2024-2, Class B1, 7.864%, 2/25/69 (144A)	1,118,658
686,000(b)	Verus Securitization Trust, Series 2024-3, Class B1, 8.028%, 4/25/69 (144A)	700,831
420,000(b)	Verus Securitization Trust, Series 2024-4, Class B1, 7.643%, 6/25/69 (144A)	425,807
510,000(b)	Verus Securitization Trust, Series 2024-5, Class B1, 7.793%, 6/25/69 (144A)	523,112
1,050,000(b)	Verus Securitization Trust, Series 2024-7, Class B1, 6.496%, 9/25/69 (144A)	1,046,653
170,000(b)	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.401%, 4/25/65 (144A)	161,470
	Total Collateralized Mortgage Obligations (Cost $112,109,420)	$113,438,854

	Commercial Mortgage-Backed Securities—12.4% of Net Assets
1,880,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class C, 7.689% (1 Month Term SOFR + 369 bps), 1/20/41 (144A)	$ 1,874,122
292,414(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 5.719% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	292,460
375,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.607% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	375,830
510,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.67% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	512,810
1,700,000	BWAY Mortgage Trust, Series 2013-1515, Class D, 3.633%, 3/10/33 (144A)	1,521,806
617,889(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.723% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	618,661
Victory Pioneer Securitized Income Fund | 10/31/2514

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,590,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.423% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	$ 1,583,554
1,034,948(a)	BX Commercial Mortgage Trust 2025-BCAT, Series 2025-BCAT, Class E, 7.532% (1 Month Term SOFR + 350 bps), 8/15/42 (144A)	1,039,135
764,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.042% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	762,806
500,000(a)	BX Trust, Series 2021-ARIA, Class F, 6.74% (1 Month Term SOFR + 271 bps), 10/15/36 (144A)	499,219
1,530,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.289% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	1,528,099
984,253(a)	BX Trust, Series 2025-LUNR, Class E, 7.982% (1 Month Term SOFR + 395 bps), 6/15/40 (144A)	989,250
1,576,000(a)	FS Rialto, Series 2021-FL3, Class D, 6.646% (1 Month Term SOFR + 261 bps), 11/16/36 (144A)	1,576,553
2,160,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.662% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	2,173,183
1,110,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class C, 6.92% (1 Month Term SOFR + 289 bps), 1/15/43 (144A)	1,111,122
1,380,000(a)	GSAT Trust, Series 2025-BMF, Class E, 7.332% (1 Month Term SOFR + 330 bps), 7/15/40 (144A)	1,380,541
150,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, 7.221% (1 Month Term SOFR + 319 bps), 5/15/37 (144A)	150,188
1,315,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	1,345,919
100,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	99,633
339,698(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.452% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	339,717
299,928(a)	LFT CRE, Ltd., Series 2021-FL1, Class A, 5.317% (1 Month Term SOFR + 128 bps), 6/15/39 (144A)	299,523
650,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	658,350
500,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	512,535
770,000(a)	MF1 LLC, Series 2024-FL14, Class A, 5.768% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	772,506
15Victory Pioneer Securitized Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.651% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	$ 250,075
2,255,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class E, 7.151% (1 Month Term SOFR + 311 bps), 7/15/36 (144A)	2,257,611
1,790,000(a)	MF1, Ltd., Series 2024-FL15, Class A, 5.719% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	1,795,094
850,000(a)	MF1, Ltd., Series 2024-FL16, Class A, 5.572% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	852,528
1,640,000(a)	MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class D, 6.682% (1 Month Term SOFR + 265 bps), 9/15/40 (144A)	1,637,187
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	185,353
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 7.612% (1 Month Term SOFR + 358 bps), 7/15/36 (144A)	361,688
113,330(a)	PFP, Ltd., Series 2024-11, Class A, 5.916% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	113,464
1,140,000(b)	PRM Trust, Series 2025-PRM6, Class E, 6.583%, 7/5/33 (144A)	1,138,042
970,000(b)	PRM Trust, Series 2025-PRM6, Class F, 7.058%, 7/5/33 (144A)	965,892
210,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.523% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	210,220
174,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	141,902
1,220,000(a)	SMRT, Series 2022-MINI, Class E, 6.733% (1 Month Term SOFR + 270 bps), 1/15/39 (144A)	1,212,375
300,000(b)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	303,098
238,404(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	186,346
	Total Commercial Mortgage-Backed Securities (Cost $33,944,976)	$33,628,397

Victory Pioneer Securitized Income Fund | 10/31/2516

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Corporate Bonds — 0.0%† of Net Assets
	Airlines — 0.0%†
48,991	British Airways Pass-Through Trust, 8.375%, 11/15/28 (144A)	$ 51,553
17,872	United Airlines Pass-Through Trust, 4.875%, 1/15/26	17,874
	Total Airlines	$69,427

	Total Corporate Bonds (Cost $66,863)	$69,427

	U.S. Government and Agency Obligations — 17.8% of Net Assets
2,700,000	Federal National Mortgage Association, 3.000%, 11/1/55 (TBA)	$ 2,392,031
2,600,000	Federal National Mortgage Association, 3.500%, 11/1/55 (TBA)	2,396,839
3,600,000	Federal National Mortgage Association, 5.000%, 11/1/55 (TBA)	3,581,593
2,300,000	Federal National Mortgage Association, 5.500%, 11/1/40 (TBA)	2,349,197
4,700,000	Federal National Mortgage Association, 5.500%, 11/1/54 (TBA)	4,748,394
2,300,000	Federal National Mortgage Association, 6.000%, 11/1/54 (TBA)	2,351,881
1,100,000	Federal National Mortgage Association, 6.500%, 11/1/55 (TBA)	1,139,033
2,300,000	Government National Mortgage Association, 6.000%, 11/20/55 (TBA)	2,340,714
1,100,000	Government National Mortgage Association, 6.500%, 11/20/55 (TBA)	1,134,081
1,200,000	Government National Mortgage Association, 6.500%, 12/20/55 (TBA)	1,235,538
5,900,000(f)	U.S. Treasury Bills, 11/4/25	5,899,374
8,500,000(f)	U.S. Treasury Bills, 11/13/25	8,490,879
10,200,000(f)	U.S. Treasury Bills, 11/25/25	10,175,821
	Total U.S. Government and Agency Obligations (Cost $48,180,142)	$48,235,375

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 109.2% (Cost $296,755,853)	$295,492,666
	OTHER ASSETS AND LIABILITIES — (9.2)%	$(24,969,074)
	net assets — 100.0%	$270,523,592

17Victory Pioneer Securitized Income Fund | 10/31/25

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
PRIME	U.S. Federal Funds Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $246,414,952, or 91.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2025.
(c)	Security is in default.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2025.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
83	U.S. 2 Year Note (CBT)	12/31/25	$17,285,936	$17,284,102	$(1,834)
43	U.S. 5 Year Note (CBT)	12/31/25	4,689,796	4,696,070	6,274
			$21,975,732	$21,980,172	$4,440
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
27	U.S. 10 Year Ultra Bond (CBT)	12/19/25	$(3,073,718)	$(3,118,078)	$(44,360)
19	U.S. Long Bond (CBT)	12/19/25	(2,170,854)	(2,228,938)	(58,084)
			$(5,244,572)	$(5,347,016)	$(102,444)
TOTAL FUTURES CONTRACTS			$16,731,160	$16,633,156	$(98,004)
CBT	Chicago Board of Trade.
Victory Pioneer Securitized Income Fund | 10/31/2518

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$100,120,613	$—	$100,120,613
Collateralized Mortgage Obligations	—	113,438,854	—	113,438,854
Commercial Mortgage-Backed Securities	—	33,628,397	—	33,628,397
Corporate Bonds	—	69,427	—	69,427
U.S. Government and Agency Obligations	—	48,235,375	—	48,235,375
Total Investments in Securities	$—	$295,492,666	$—	$295,492,666
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(98,004)	$—	$—	$(98,004)
Total Other Financial Instruments	$(98,004)	$—	$—	$(98,004)
During the period ended October 31, 2025, there were no transfers in or out of Level 3.
19Victory Pioneer Securitized Income Fund | 10/31/25